■ Value Line Centurion Fund, Inc.

Schedule of Investments

March 31, 2022 (Unaudited)

Shares		Value

Common Stocks — 80.0%
CONSUMER DISCRETIONARY 8.6%
RETAIL 8.6%
2,800	AutoZone, Inc. (1)	$5,724,824
1,700	Domino's Pizza, Inc.	691,917
3,800	O'Reilly Automotive, Inc. (1)	2,602,848
72,800	TJX Cos., Inc.	4,410,224
		13,429,813
CONSUMER STAPLES 2.9%
FOOD 1.1%
11,100	J&J Snack Foods Corp.	1,721,610
HOUSEHOLD PRODUCTS 1.8%
28,200	Church & Dwight Co., Inc.	2,802,516
		4,524,126
FINANCIALS 6.7%
COMMERCIAL SERVICES 2.1%
7,671	S&P Global, Inc.	3,146,491
INSURANCE 4.6%
15,000	American Financial Group, Inc.	2,184,300
10,200	Arch Capital Group Ltd. (1)	493,884
35,550	Berkley (W.R.) Corp.	2,367,274
13,500	RenaissanceRe Holdings Ltd.	2,139,885
		7,185,343
HEALTHCARE 7.4%
ELECTRONICS 2.4%
2,700	Mettler-Toledo International, Inc. (1)	3,707,613
HEALTHCARE PRODUCTS 3.9%
2,600	Cooper Cos., Inc.	1,085,734
9,300	IDEXX Laboratories, Inc. (1)	5,087,658
		6,173,392
HEALTHCARE SERVICES 1.1%
3,300	Chemed Corp.	1,671,615
		11,552,620
INDUSTRIALS 30.7%
AEROSPACE & DEFENSE 5.4%
22,333	HEICO Corp.	3,429,009
6,000	Northrop Grumman Corp.	2,683,320
3,600	TransDigm Group, Inc. (1)	2,345,544
		8,457,873
COMMERCIAL SERVICES 7.0%
3,500	Cintas Corp.	1,488,865
20,500	Equifax, Inc.	4,860,550
127,499	Rollins, Inc.	4,468,840
		10,818,255
ELECTRICAL EQUIPMENT 3.0%
35,000	AMETEK, Inc.	4,661,300
ENGINEERING & CONSTRUCTION 0.7%
10,800	Exponent, Inc.	1,166,940

ENVIRONMENTAL CONTROL 6.6%
32,000	Republic Services, Inc.	4,240,000
42,800	Waste Connections, Inc.	5,979,160
		10,219,160
MACHINERY DIVERSIFIED 1.1%
3,000	IDEX Corp.	575,190
13,700	Toro Co.	1,171,213
		1,746,403
MISCELLANEOUS MANUFACTURERS 2.2%
13,800	Carlisle Cos., Inc.	3,393,696
SOFTWARE 4.7%
15,400	Roper Technologies, Inc.	7,272,342
		47,735,969
INFORMATION TECHNOLOGY 18.9%
AEROSPACE & DEFENSE 1.5%
5,000	Teledyne Technologies, Inc. (1)	2,363,150
COMMERCIAL SERVICES 3.2%
16,900	Gartner, Inc. (1)	5,027,074
COMPUTERS 0.4%
7,300	CGI, Inc. (1)	582,759
SOFTWARE 13.8%
15,800	ANSYS, Inc. (1)	5,018,870
25,000	Cadence Design Systems, Inc. (1)	4,111,500
5,200	Fair Isaac Corp. (1)	2,425,592
51,200	Fiserv, Inc. (1)	5,191,680
8,300	Jack Henry & Associates, Inc.	1,635,515
12,000	Open Text Corp.	508,800
5,591	Tyler Technologies, Inc. (1)	2,487,380
		21,379,337
		29,352,320
MATERIALS 3.1%
CHEMICALS 2.0%
17,000	Ecolab, Inc.	3,001,520
PACKAGING & CONTAINERS 1.1%
3,900	AptarGroup, Inc.	458,250
14,400	Ball Corp.	1,296,000
		1,754,250
		4,755,770

1

■ Value Line Centurion Fund, Inc.

Schedule of Investments

March 31, 2022 (Unaudited)

Shares		Value

REAL ESTATE 1.7%
REITS 1.7%
8,000	American Tower Corp. REIT	$2,009,760
8,000	Equity LifeStyle Properties, Inc.	611,840
		2,621,600
Total Common Stocks (Cost $41,529,390)		124,304,052
SHORT-TERM INVESTMENT 19.3%
MONEY MARKET FUND 19.3%
29,974,126	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.25% (2)	29,974,126
Total Short-Term Investments (Cost $29,974,126)		29,974,126
Total Investments In Securities — 99.3% (Cost $71,503,516)		$154,278,178
Cash And Other Assets In Excess Of Liabilities —0.7%		1,155,616
Net Assets (3) 100.0%		$155,433,794

(1)	Non-income producing.
(2)	Rate reflects 7 day yield as of March 31, 2022.
(3)	For federal income tax purposes, the aggregate cost was $71,503,516, aggregate gross unrealized appreciation was $83,193,959, aggregate gross unrealized depreciation was $419,297 and the net unrealized appreciation was $82,774,662.
REITs	Real Estate Investment Trusts.

2

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$124,304,052	$—	$—	$124,304,052
Short-Term Investment	29,974,126	—	—	29,974,126
Total Investments in Securities	$154,278,178	$—	$—	$154,278,178

* See Schedule of Investments for further breakdown by category.

An investments asset or liability level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended March 31, 2022, there were no Level 3 investments.